Other Assets	12 Months Ended
Dec. 31, 2011
Other Assets [Abstract]
Other Assets
NOTE 8. Other Assets

Other current assets are summarized as follows:

	December 31
	2011	2010
	(Dollars in Millions)
Recoverable taxes	$99	$80
Pledged accounts receivable	82	90
Deposits	40	35
Deferred tax assets	30	33
Prepaid assets	17	16
Other	36	13
	$304	$267

Other non-current assets are summarized as follows:

	December 31
	2011	2010
	(Dollars in Millions)
Deferred tax assets	$18	$13
Income tax receivable	11	14
Deposits	7	24
Other	30	38
	$66	$89